Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 529,605,000.00
Previously Paid Amount	0.00
Total Fee Amount	73,138.45
Total Offset Amount	0.00
Net Fee	$ 73,138.45
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A